Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on: [4]
Year	Summary Compensation Table Total for PEO [1] ($)	Compensation Actually Paid to PEO [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Table Total for Non-PEO NEOs [1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Return on Tangible Equity [5]
2022	3,150,825	2,890,225	1,189,152	1,103,734	117.62	116.10	303	16.6%
2021	2,890,546	3,232,967	1,090,836	1,189,375	131.22	124.74	285	15.5%
2020	2,332,869	2,359,141	946,582	948,582	103.81	91.29	266	16.9%

Company Selected Measure Name	Return on Tangible Equity
Named Executive Officers, Footnote [Text Block]	Randall M. Chesler our CEO, was our PEO for each year presented and Ron J. Copher and Don J. Chery were our Non-PEO NEOs for each year presented.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Regional Banking Index (“KBW Regional Banking Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 3,150,825	$ 2,890,546	$ 2,332,869
PEO Actually Paid Compensation Amount	$ 2,890,225	3,232,967	2,359,141
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the increase in the actuarial present value of accumulated benefit under Glacier’s SERP amounts which is described as a Change in Pension Value reported in the Summary Compensation Table in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column. Amounts in the Inclusion of Pension Service Cost are based on the annual amount contributed by the Company for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	3,150,825	(213,595)	(1,172,239)	174,122	951,112	2,890,225
2021	2,890,546	(188,831)	(1,061,615)	158,328	1,434,539	3,232,967
2020	2,332,869	(190,892)	(633,310)	169,570	680,904	2,359,141
The amounts in the Inclusion of Equity Values in the tables before are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity values for PEO ($)
2022	1,099,028	(108,738)	—	(39,178)	—	951,112
2021	1,197,544	165,858	—	71,137	—	1,434,539
2020	677,224	17,094	—	(13,414)	—	680,904

Non-PEO NEO Average Total Compensation Amount	$ 1,189,152	1,090,836	946,582
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,103,734	1,189,375	948,582
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,189,152	(69,444)	(376,648)	50,834	309,840	1,103,734
2021	1,090,836	(62,732)	(298,834)	46,913	413,192	1,189,375
2020	946,582	(66,881)	(194,261)	54,138	209,004	948,582

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	353,125	(31,318)	—	(11,967)	—	309,840
2021	337,096	52,739	—	23,357	—	413,192
2020	207,731	5,848	—	(4,575)	—	209,004

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

*The Company TSR set forth above is indexed to an initial $100 investment on December 31, 2019.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and ROTE

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Return on Tangible Equity during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW Regional Banking Index over the same period.

Total Shareholder Return Amount	$ 117.62	131.22	103.81
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 303,000,000	$ 285,000,000	$ 266,000,000
Company Selected Measure Amount	0.166	0.155	0.169
PEO Name	Randall M. Chesler
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Tangible Equity
Non-GAAP Measure Description [Text Block]	We determined Return on Tangible Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (to the Compensation Peer Group)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing Assets / Total Subsidiary Assets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Demand Deposit Account Growth (# of accounts)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Net Interest Margin
PEO [Member] | Adjustment, Pension Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (213,595)	$ (188,831)	$ (190,892)
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,172,239)	(1,061,615)	(633,310)
PEO [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	174,122	158,328	169,570
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	951,112	1,434,539	680,904
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,099,028	1,197,544	677,224
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(108,738)	165,858	17,094
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(39,178)	71,137	(13,414)
PEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Pension Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,444)	(62,732)	(66,881)
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(376,648)	(298,834)	(194,261)
Non-PEO NEO [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,834	46,913	54,138
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,840	413,192	209,004
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	353,125	337,096	207,731
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(31,318)	52,739	5,848
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(11,967)	23,357	(4,575)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0